Summary of Significant Accounting Policies (Details)	Dec. 31, 2023
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	33.00%
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	6.00%
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	15.00%